INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Raw materials	$ 1,379	$ 1,066
Work in process	105	177
Finished products	167	176
Total inventories	1,651	1,419
Inventory write-down	$ 643	$ 643